Balance Sheet Details - Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Clinical studies	$ 8,789	$ 564
Sublicense fees	2,000	3,010
Deferred offering costs	135	780
Board of directors' fees and related expenses	247	139
Legal and other professional fees	727	543
Other	188	301
Total	$ 12,086	$ 5,337